                            MFS Managed Sectors Fund
                            MFS Limited Maturity Fund
                              MFS Cash Reserve Fund
                      MFS Municipal Limited Maturity Fund
                         MFS World Asset Allocation Fund
                          MFS Government Mortgage Fund
                             MFS New Discovery Fund
                          MFS International Growth Fund
                      MFS Research Growth and Income Fund
                   MFS International Growth and Income Fund
                             MFS Equity Income Fund
            MFS/Foreign & Colonial Emerging Markets Equity Fund
                         MFS Research International Fund
                         MFS Alabama Municipal Bond Fund
                            MFS Strategic Growth Fund
                        MFS Arkansas Municipal Bond Fund
                            MFS Emerging Growth Fund
                       MFS California Municipal Bond Fund
                            MFS Large Cap Growth Fund
                         MFS Florida Municipal Bond Fund
                          MFS Intermediate Income Fund
                         MFS Georgia Municipal Bond Fund
                              MFS High Income Fund
                        MFS Maryland Municipal Bond Fund
                         MFS Municipal High Income Fund
                      MFS Massachusetts Municipal Bond Fund
                              MFS Money Market Fund
                       MFS Mississippi Municipal Bond Fund
                        MFS Government Money Market Fund
                        MFS New York Municipal Bond Fund
                             MFS Municipal Bond Fund
                     MFS North Carolina Municipal Bond Fund
                             MFS Mid Cap Growth Fund
                      MFS Pennsylvania Municipal Bond Fund
                              MFS Total Return Fund
                     MFS South Carolina Municipal Bond Fund
                                MFS Research Fund
                        MFS Tennessee Municipal Bond Fund
                           MFS World Total Return Fund
                        MFS Virginia Municipal Bond Fund
                               MFS Utilities Fund
                     MFS West Virginia Municipal Bond Fund
                              MFS World Equity Fund
                            MFS Municipal Income Fund
                           MFS World Governments Fund
                          MFS Growth Opportunities Fund
                         MFS Capital Opportunities Fund
                         MFS Government Securities Fund
                            MFS Strategic Income Fund
                    Massachusetts Investors Growth Stock Fund
                              MFS World Growth Fund
                      MFS Government Limited Maturity Fund
                                  MFS Bond Fund
                          Massachusetts Investors Trust
                         MFS Union Standard Equity Fund


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This Supplement describes certain changes to each Fund's Prospectus.

Effective September 15, 1998, each Fund will adopt the following new market timing policy which will replace the current policy as disclosed under the heading "Information Concerning Shares of the Fund - Purchases - General - Right to Reject Purchase Orders/Market
Timing" in the Prospectus:

Right to Reject Purchase Orders/Market Timing. Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserve the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The MFS Family of Funds is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The MFS Family of Funds defines a "market timer" as an individual or organization acting on behalf of one or more individuals, if (i) the individual or organization makes six or more exchange requests among the MFS Family of Funds or three or more exchange requests out of any of the MFS high yield bond funds or MFS municipal bond funds per calendar year and (ii) any one of such exchange requests represents shares equal in value to $1 million. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including (i) delaying for up to seven days the purchase side of an exchange request by market timers, (ii) rejecting or otherwise restricting purchase or exchange requests by market timers; and (iii) permitting exchanges by market timers only into certain MFS Funds.

Provision of Annual and Semiannual Reports

To avoid sending duplicate copies of materials to households, effective September 15, 1998, only one copy of each Fund annual and semiannual report may be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may call the Shareholder Servicing Agent at 1-800-225-2606 to request that copies of such reports be sent personally to that shareholder.


             The date of this Supplement is July 1, 1998.